NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 1 - NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Xiangtian (USA) Air Power Co., Ltd. (the “Company”) was incorporated in the State of Delaware on September 2, 2008. The Company is in the field of Compressed Air Energy Storage in China and produces electricity generation systems that combine our compressed air storage technology with photovoltaic (PV) panels to achieve a continuous supply of power under weather conditions that are unfavorable to the generation of electricity from PV panels alone. All of the Company’s operations are through its variable interest entities located in the Peoples’ Republic of China (PRC).

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) applicable to interim financial information and the requirements of Form 10-Q and Rule 8-03 of Regulation S-X of the Securities and Exchange Commission. Accordingly, they do not include all of the information and disclosure required by accounting principles generally accepted in the United States of America for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included. These financial statements should be read in conjunction with the financial statements and other information included in the Company’s Annual Report on Form 10-K for the fiscal year ended July 31, 2017, as filed with the SEC.

Going Concern

The accompanying Condensed Consolidated Financial Statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. During the period ended January 31, 2018, the Company incurred a net loss of $1,524,525 and used cash in operating activities of $1,625,134, and at January 31, 2018, the Company had a working capital deficit of $3,761,747. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. In addition, the Company’s independent registered public accounting firm, in its report on our July 31, 2017 financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements do not include any adjustments that might result from the outcome of this uncertainty be necessary should we be unable to continue as a going concern.

The Company believes it will require additional funds to continue its operations through fiscal 2018 and to continue to develop its existing projects and expand into new projects. The Company plans to raise such funds by generating additional sales revenue, implementing cost reductions, and raising loans from major shareholders and directors, or a combination thereof, and the Company believes it is capable of raising such funds in the coming fiscal year. There are no assurances such funds will be available, and if available, at terms acceptable to the Company.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates include, among others, the allowance for doubtful accounts receivable, valuation of inventory, valuation of advances to suppliers, impairment analysis of long-term assets, valuation allowance on deferred income taxes, valuation of warranty reserves, and the accrual of potential liabilities. Actual results may differ materially from those estimates.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries and VIE for which it is deemed the primary beneficiary. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Company’s wholly owned subsidiary, Luck Sky Shen Zhen, through a series of agreements known as variable interest agreements (“VIE” agreements), controls Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”), a corporation incorporated under the laws of the PRC. As a result of these contractual arrangements, which obligates Luck Sky Shen Zhen to absorb a majority of the risk of loss from the activities of Sanhe and enables Luck Sky Shen Zhen to receive a majority of its expected residual returns, the Company accounts for Sanhe as a variable interest entity (VIE). The following financial statement amounts and balances of Sanhe are included in the accompanying condensed consolidated financial statements as of January 31, 2018 and July 31, 2017, and for the six months ended January 31, 2018 and 2017, respectively:

	January31,	July 31,
	2018	2017
Total assets	$12,313,838	$13,070,348
Total liabilities	8,511,845	8,498,122

	For the six	For the six
	months	months
	Ended	ended
	January 31,	January 31,
	2018	2017
	(Unaudited)	(Unaudited)
Net loss	$1,040,623	$769,631

Fair Value Measurements

Fair value measurements adopted by the Company are based on the authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. FASB authoritative guidance establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3 - Unobservable inputs based on the Company's assumptions.

The carrying amounts reported in the Condensed Consolidated Balance Sheet for cash and cash equivalents, accounts receivable, inventory, notes receivables, accounts payable, notes payable, accrued liabilities and other payables approximate their fair values due to their short-term nature.

Foreign Currency Translation

The reporting currency of the Company is the United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Company’s functional currency is Chinese Renminbi (“RMB”) as substantially all of the Company’s PRC subsidiaries’ operations use this denomination. The consolidated financial statements are presented in U.S. dollars. Assets and Liabilities are translated at the exchange rate as of the balance sheet date. Income and expenses are translated at the average exchange rate for the period presented. Capital accounts of the consolidated financial statements are translated into United States dollars from RMB at their historical exchange rates when the capital transactions occurred.

The exchange rates for the applicable periods are as follows:

	As of and for		As of and for
	the six	As of and for	the six
	months ended	the year ended	months ended
	January 31,	July 31,	January 31,
	2018	2017	2017

Period end RMB: US$ exchange rate	6.28	6.72	6.63

Period average RMB: US$ exchange rate	6.58	6.82	6.62

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US dollars at the rates used in translation.

Earnings (Loss) per Share

Basic earnings per share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share gives effect to all dilutive potential of shares of common stock outstanding during the period including stock options or warrants, using the treasury stock method, and convertible debt or convertible preferred stock, using the if-converted method. Earnings per share excludes all potential dilutive shares of common stock if their effect is anti-dilutive. There were no potential dilutive securities at January 31, 2018 or January 31, 2017.

Concentrations

During the six months ended January 31, 2018, one customer represented 52% of the Company's revenue. During the six months ended January 31, 2017, other customer represented 73% of the Company's revenue. At January 31, 2018 and July 31, 2017, one customer accounted for 75% and 88%, respectively, of accounts receivable.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 is a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under current U.S. GAAP and replace it with a principle based approach for determining revenue recognition. Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The FASB has recently issued ASU 2016-08, ASU 2016-10, ASU 2016-11, ASU 2016-12, ASU 2016-20, and ASU 2017-05, all of which clarify certain implementation guidance within ASU 2014-09. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted only in annual reporting periods beginning after December 15, 2016, including interim periods therein. The standard can be adopted either retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The Company is currently in the process of analyzing the information necessary to determine the impact of adopting this new guidance on its financial position, results of operations, and cash flows. The Company will adopt the provisions of this statement in the first quarter of fiscal 2019, using the modified retrospective approach.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update will require the recognition of a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, for all leases with terms longer than 12 months. For operating leases, the asset and liability will be expensed over the lease term on a straight-line basis, with all cash flows included in the operating section of the statement of cash flows. For finance leases, interest on the lease liability will be recognized separately from the amortization of the right-of-use asset in the statement of comprehensive income and the repayment of the principal portion of the lease liability will be classified as a financing activity while the interest component will be included in the operating section of the statement of cash flows. ASU 2016-02 is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted. Upon adoption, leases will be recognized and measured at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on its financial statements and related disclosures.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.

NOTE 1 - NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Xiangtian (USA) Air Power Co., Ltd. (the “Company”) was incorporated in the State of Delaware on September 2, 2008 as Goa Sweet Tours Ltd. On April 17, 2012, the Company entered into Share Purchase Agreements, by and among, Luck Sky International Investment Holdings Limited (“Lucky Sky”), an entity owned and controlled by Zhou Deng Rong, and certain of our former stockholders who owned, in the aggregate, 7,200,000 shares of the Company’s common stock ( 90% of the at then outstanding shares). On May 15, 2012, Luck Sky purchased all 7,200,000 shares for an aggregate of $235,000. Effective May 29, 2012, the Company’s name was changed to “Xiangtian (USA) Air Power Co., Ltd.”. Effective October 31, 2016, the Company reincorporated in the State of Nevada.

On May 30, 2014, the Company entered into the Stock Purchase Agreement with Mr. Zhou Jian, the sole shareholder of Luck Sky (Hong Kong) Aerodynamic Electricity Limited (“LuckSky HK”) and acquired Luck Sky Aerodynamic and Luck Sky Shen Zhen, its subsidiary organized in the PRC. As a result, Luck Sky HK became our wholly owned subsidiary and Luck Sky Shen Zhen became our indirect subsidiary through Luck Sky HK.

The Company is in the field of Compressed Air Energy Storage in China and produces electricity generation systems that combine our compressed air storage technology with photovoltaic (PV) panels to achieve a continuous supply of power under weather conditions that are unfavorable to the generation of electricity from PV panels alone. All of the Company’s operations are through its variable interest entities located in the Peoples’ Republic of China (PRC).

Going concern

The accompanying Consolidated Financial Statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. During the year ended July 31, 2017, the Company incurred a net loss of $4,564,159, and at July 31, 2017, the Company had a working capital deficit of $2,404,635. These factors, among others, raise substantial doubt about our ability to continue as a going concern. In addition, the Company’s independent registered public accounting firm, in its report on our July 31, 2017 financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements do not include any adjustments that might result from the outcome of this uncertainty  should we be unable to continue as a going concern.

The Company believes it will require additional funds to continue its operations through fiscal 2018 and to continue to develop its existing projects and expand into new projects. The Company plans to raise such funds by generating additional sales revenue, implementing cost reductions, and raising loans from major shareholders and directors, or a combination thereof, and the Company believes it is capable of raising such funds in the coming fiscal year. There are no assurances such funds will be available, and if available, at terms acceptable to the Company. The consolidated financial statements do not include any adjustments that may result from this uncertainty.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America. The Company’s consolidated financial statements are expressed in U.S. dollars.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates include, among others, the allowance for doubtful accounts receivable, valuation of inventory, valuation of advances to suppliers, impairment analysis of long-term assets, valuation allowance on deferred income taxes, valuation of warranty reserves, and the accrual of potential liabilities. Actual results may differ materially from those estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company or its subsidiary is the primary beneficiary and the VIEs' subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Variable Interest Entity

Lucksky Holding (Group) Co. Ltd (“LuckSky Group”)was established in 2000 by Zhou Deng Rong after he obtained a series of patents and developed the compressed air energy storage and related technology. Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”), a corporation incorporated under the laws of the PRC, was established in July 2013 and was under common control with LuckSky Group. In July, 2014, LuckSky Group transferred to Sanhe its assets and liabilities related to its compressed air energy storage power generation technology and PV panel installations which are recorded at their historical cost basis.

On July 25, 2014, Luck Sky Shen Zhen; Sanhe, and Mr. Zhou Jian and Mr. Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe; entered into a series of agreements known as variable interest agreements (the “VIE Agreements”) pursuant to which Sanhe became Luck Sky Shen Zhen’s contractually controlled affiliate. The purpose and effect of the VIE Agreements between Sanhe and Luck Sky Shen Zhen enables the Company to substantially influence the daily operations and financial affairs of Sanhe, appoint its senior executives, and approve all matters requiring shareholder approval. As a result of these contractual arrangements, which obligates Luck Sky Shen Zhen to absorb a majority of the risk of loss from the activities of Sanhe and enables Luck Sky Shen Zhen to receive a majority of its expected residual returns, the Company accounts for Sanhe as a variable interest entity (VIE).

Simultaneously, the Company entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe, in consideration for the execution of the VIE Agreements. Pursuant to the Stock Purchase Agreement, the Company issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing 51.4% of our issued and outstanding shares of common stock.

The principal terms of the agreements entered into among Sanhe and Luck Sky Shen Zhen, the primary beneficiary, are described below:

•

Framework Agreement on Business Cooperation , entered between Luck Sky Shen Zhen and Sanhe, pursuant to which Luck Sky Shen Zhen and Sanhe have agreed to enter into a series of VIE agreements and to cooperate in all prospective of Sanhe’s business operation and management.

•

Exclusive Management, Consulting and Training and Technical Service Agreement , entered between Luck Sky Shen Zhen and Sanhe, pursuant to which Luck Sky Shen Zhen has agreed to provide Sanhe with complete business support and technical support and related management, training and consulting services. In consideration for such services, Luck Sky Shen Zhen is entitled to receive an amount equal to 100% of Sanhe’s net income.

•

Exclusive Option Agreement , entered among Luck Sky HK, Luck Sky Shen Zhen, Zhou Deng Rong, Zhou Jian and Sanhe, pursuant to which Zhou Deng Rong and Zhou Jian, the owners of Sanhe, have granted to Luck Sky Shen Zhen and Luck Sky HK the irrevocable right and option to acquire all of their equity interests in Sanhe.

•

Equity Pledge Agreement , entered among Luck Sky Shen Zhen, Zhou Deng Rong, Zhou Jian, and Sanhe, pursuant to which Zhou Deng Rong and Zhou Jian, the owners of Sanhe, have pledged all of their rights, titles and interests in Sanhe to Luck Sky Shen Zhen to guarantee Sanhe’s performance of its obligations under all the other VIE Agreements.

•

Know-How Sub-License Agreement , entered between Luck Sky Shen Zhen and Sanhe, pursuant to which Luck Sky Shen Zhen has granted Sanhe an exclusive right to use and develop a series of aerodynamics related patents and technologies with respect to electrical generation for commercial and residential structures, not including automobile and wind towers. Luck Sky Shen Zhen possesses the rights licensed under this agreement through two license agreements dated July 25, 2014 with Zhou Deng Rong, Zhou Jian and Lucksky Group, the owners of the aforesaid patents and technologies. For the sublicense contemplated under this Agreement, Sanhe will pay Luck Sky Shen Zhen an annual royalty fee of five percent of revenue; and

•

Power of Attorney . Pursuant to a power of attorney, each of the Sanhe stockholders agreed to irrevocably entrust Luck Sky Shen Zhen with his stockholder voting rights and other stockholder rights for representing him to exercise such rights at the stockholders’ meeting of Sanhe in accordance with applicable laws and its Article of Association, including, but not limited to, the right to sell or transfer all or any of his equity interest in Sanhe, and appoint and vote for the directors and Chairman of Sanhe as the authorized representative of the Sanhe stockholders. The term of each proxy and voting agreement is as long as each of the Sanhe stockholders is a shareholder of Sanhe and is binding on any transferee.

The Framework Agreement and the Exclusive Management Agreement have initial terms of ten years but each contains a renewal provision that allows Luck Sky Shen Zhen to extend the term of such agreements at its sole option by written notice with no limitation as to such extensions. The other agreements are of unlimited duration.

The Company’s total assets and liabilities presented in the consolidated financial statements represent substantially all of total assets and liabilities of the VIE because the other entities in the consolidation are non-operating holding entities with nominal assets and liabilities. The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of July 31, 2017, 2016 and 2015 and for the years ended July 31, 2017, 2016 and 2015, respectively:

	July 31, 2017	July 31, 2016
Total assets	$13,070,348	$16,566,891
Total liabilities	8,498,122	7,944,737

	For the year	For the year	For the year
	ended	ended	ended
	July 31,	July 31,	July 31,
	2017	2016	2015
Revenues	$9,502,952	$10,839,955	$20,772,028
Net income (loss)	(4,124,909)	(263,796)	165,029

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash denominated in Renminbi (RMB) with a US dollar equivalent of $1,154,188 and $1,202,049 at July 31, 2017 and 2016, respectively, were held in accounts at financial institutions located in the PRC‚which is not freely convertible into foreign currencies. The Company and its subsidiaries and VIE have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Revenue Recognition

Revenues are generated from (i) the sale and installation of power generation systems and PV systems and (ii) the sale of inventories, primarily made up of PV panels.

Sale and installation of power generation systems and PV systems

Sales of power generation system in conjunction of system installation are generally recognized using the completed-contract method and revenue is recognized when the contract is substantially complete and when collectability is reasonably assured. For certain contracts that are longer term primarily due to the licensing process, the percentage-of-completion method is used. We provide for any loss that we expect to incur on contracts when that loss is probable.

For the years ended July 31, 2017, 2016, and 2015, the gross revenue recognized under completed-contract method was $6,894,866, $9,997,256, and $20,772,028, respectively. For the years ended July 31, 2017 and 2016, the gross revenue recognized under percentage-of-completion method was $405,077 and $874,510, respectively. There was no revenue recognized under the percentage-of-completion method in 2015.

Sales of inventories

Sales of inventories is recognized when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

For the year ended July 31, 2017, the gross revenue recognized from the sale of inventory was $2,177,783. For the years ended July 31, 2016 and 2015, there were no inventory sales

Accounts Receivable

Accounts receivables are recognized and carried at original invoiced amount less an allowance for any uncollectible accounts. The Company uses the aging method to estimate the valuation allowance for anticipated uncollectible receivable balances. Under the aging method, bad debts determined by management are based on historical experience as well as the current economic climate and are applied to customers' balances categorized by the number of months the underlying invoices have remained outstanding. At July 31, 2017 and 2016, accounts receivable are net of allowances of $1,472,296 and $58,815. At July 31, 2015, there was no such allowances.

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the weighted average basis. Inventories consist of raw materials, including PV panels, storage tanks and other accessory parts, work in process, and finished goods. When appropriate, allowances to inventories are recorded to write down the cost of inventories to their net realizable value. For the year ended July 31, 2017, an allowance of $341,609 was recorded for inventories and reflected as cost of sales on the accompanying statement of operations.For the years ended July 31, 2016 and 2015, there were no such allowances.

Property and equipment

Property and equipment are stated at cost net of accumulated depreciation and impairment losses. Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life
Machinery equipment	5 - 10 years
Computer and office equipment	3 years
Vehicles	5 years

Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred. Gains or losses on dispositions of property and equipment are included in operating income (loss).

Management assesses the carrying value of property and equipment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If there is indication of impairment, management prepares an estimate of future cash flows expected to result from the use of the asset and its eventual disposition. If these cash flows are less than the carrying amount of the asset, an impairment loss is recognized to write down the asset to its estimated fair value. For the years ended July 31, 2017, 2016, and 2015, the Company did not recognize any impairments for its property and equipment.

Fair Value Measurements

The Company applies the provisions of ASC Subtopic 820-10, “Fair Value Measurements”, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

There were no assets or liabilities measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820 as of July 31, 2017, 2016 and 2015.

The Company believes the carrying amount reported in the balance sheet for cash, accounts receivable, inventory, other receivables, accounts payable, accrued liabilities and other payables approximate fair value because of the short-term nature of such instruments.

Concentration of Credit Risk and Significant Customers

The Company, by policy, routinely assesses the financial strength of its customers. As a result, the Company believes that its provision for bad debt is sufficiently accrued. During the year ended July 31, 2017 and 2016, Xianning Lucksky Aerodynamic Electricity Ltd (“Xianning Lucksky”) represented 71% and 80% of the Company's revenue, respectively (See Note 8). One other customer accounted for 12% of revenue for the year ended July 31, 2017. At July 31, 2017 and 2016, Xianning Lucksky accounted for 88% and 49%, respectively, of accounts receivable. For the year ended July 31, 2015, one customer, Binzhou Xintuo, accounted for 84% of revenue.

Warranty

The Company generally provides limited warranties for work performed under its contracts. The warranty periods typically extend for up to five years following substantial completion of the Company's work on a project. At the time a sale is recognized, we record estimated future warranty costs. Such estimated costs for warranties are estimated at completion. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. For the year ended July 31, 2017, a warranty reserve of $65,833 was recorded. There were no such reserves record in 2016 or 2015. No right of return exists on sales of inventory.

Value added taxes

The Company is subject to value added tax (“VAT”). Revenue from sales of goods purchased from other entities is generally subject to VAT at the rate of 17%. The Company is entitled to a refund for VAT already paid on goods purchased. The VAT balance is recorded in other payables on the balance sheets.  Revenues are presented net of applicable VAT.

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Comprehensive Loss

The Company follows the provisions of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 220 “Reporting Comprehensive Income”. Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company had other comprehensive income (loss) of ($180,921), ($694,964) and $7,492 for the years ended July 31, 2017, 2016, and 2015, respectively, from foreign currency translation adjustments.

Foreign Currency Translation

The reporting currency of the Company is the United States Dollars. The functional currency of the Company is the Chinese Renminbi (“RMB”) as substantially all of the Company’s PRC subsidiaries’ operations use this denomination. Foreign denominated monetary assets and liabilities are translated into their United States dollar equivalents using foreign exchange rates which prevailed at the balance sheet date. Non-monetary assets and liabilities are translated at the exchange rates prevailing at the transaction date. Revenues and expenses are translated at average rates of exchange during the year. Gains or losses resulting from foreign currency transactions are included in results of operations.

For the purpose of presenting these financial statements of subsidiaries in PRC, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, which is 6.7240, 6.6371 and 6.2097 as of July 31, 2017, July 31, 2016 and July 31, 2015, respectively; stockholder’s equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period, which is 6.8160, 6.4798 and 6.1884 for the year ended July 31, 2017, July 31, 2016 and July 31, 2015, respectively. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholder’s equity section of the balance sheets.

For the purpose of presenting these financial statements of the subsidiary in Hong Kong, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, which is 7.8100, 7.7588 and 7.7514 as of July 31, 2017, July 31, 2016 and July 31, 2015, respectively; stockholder’s equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period, which is 7.7696, 7.7595 and 7.7536 for the year ended July 31, 2017, July 31, 2016 and July 31, 2015, respectively. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholder’s equity section of the balance sheets.

Earnings (Loss) per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share gives effect to all dilutive potential of shares of common stock outstanding during the period including stock options or warrants, using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method. Earnings per share excludes all potential dilutive shares of common stock if their effect is anti-dilutive. There were no potential dilutive securities at July 31, 2017, 2016 or 2015.

Statutory Reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC ("PRC GAAP") at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 is a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under current U.S. GAAP and replace it with a principle based approach for determining revenue recognition. Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The FASB has recently issued ASU 2016-08, ASU 2016-10, ASU 2016-11, ASU 2016-12, ASU 2016-20, and ASU 2017-05, all of which clarify certain implementation guidance within ASU 2014-09. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted only in annual reporting periods beginning after December 15, 2016, including interim periods therein. The standard can be adopted either retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The Company is currently in the process of analyzing the information necessary to determine the impact of adopting this new guidance on its financial position, results of operations, and cash flows. The Company will adopt the provisions of this statement in the first quarter of fiscal 2019, using the modified retrospective approach.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update will require the recognition of a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, for all leases with terms longer than 12 months. For operating leases, the asset and liability will be expensed over the lease term on a straight-line basis, with all cash flows included in the operating section of the statement of cash flows. For finance leases, interest on the lease liability will be recognized separately from the amortization of the right-of-use asset in the statement of comprehensive income and the repayment of the principal portion of the lease liability will be classified as a financing activity while the interest component will be included in the operating sectionof the statement of cash flows. ASU 2016-02 is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted. Upon adoption, leases will be recognized and measured at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on its financial statements and related disclosures.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, which modifies existing requirements regarding measuring inventory at the lower of cost or market. Under existing standards, the market amount requires consideration of replacement cost, net realizable value (NRV), and NRV less an approximately normal profit margin. The new ASU replaces market with NRV, defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This eliminates the need to determine and consider replacement cost or NRV less an approximately normal profit margin when measuring inventory. The amendments are effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The Company is currently assessing this ASU’s impacts on the Company’s consolidated results of operations and financial condition.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.